Other disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Other Disclosures [Abstract]
Summary of transactions and balances with equity accounted units

Details of the Group's principal equity accounted units are given in the 2017 Annual report.

	Six months	Six months
	to 30 June	to 30 June
	2018	2017
Income statement items	US$m	US$m
Purchases from equity accounted units	(551)	(569)
Sales to equity accounted units	310	134

Cash flow statement items
Dividends from equity accounted units	418	169
Net funding of equity accounted units	(3)	(2)

	30 June	31 December
	2018	2017
Balance sheet items	US$m	US$m
Investments in equity accounted units(a)	4,512	4,486
Loans to equity accounted units	37	39

Loans from equity accounted units	(25)	(31)
Trade and other receivables: amounts due from equity accounted units	315	299
Trade and other payables: amounts due to equity accounted units	(176)	(175)

(a)	Investments in equity accounted units include quasi equity loans.